Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes
Schedule of reconciliation of beginning and ending amount of gross unrecognized tax benefits

	Year Ended December 31,
(In millions)	2012	2011	2010
Gross unrecognized tax benefits at beginning of period	$9.0	$13.7	$15.4
Increases in tax positions for prior years	0.3	1.1	0.3
Decreases in tax positions for prior years	(0.4)	(2.1)	(1.9)
Increases in tax positions for current year	0.9	1.1	1.0
Lapse in statute of limitations	(1.5)	(4.8)	(1.1)

Gross unrecognized tax benefits at end of period	$8.3	$9.0	$13.7

Schedule of components of (loss) income from continuing operations before income taxes

	Year Ended December 31,
	2012	2011	2010
U.S.	$(821,122)	$108,603	$22,877
Foreign	(6,255)	3,146	5,507

Total	$(827,377)	$111,749	$28,384

Schedule of reconciliation of income tax computed at the U.S. federal statutory tax rate to the entity's effective income tax rate for continuing operations

	Year Ended December 31,
	2012	2011	2010
Tax at U.S. federal statutory rate	35.0%	35.0%	35.0%
State and local income taxes, net of U.S. federal benefit	3.2	1.8	0.4
Tax credits	0.2	(2.3)	(9.2)
Nondeductible goodwill	(24.8)	—	—
Other permanent items	(0.2)	1.5	9.2
Unremitted foreign earnings	—	—	4.5
Other, including foreign rate differences and reserves	0.4	3.3	(1.3)

Effective rate	13.8%	39.3%	38.6%

Schedule of income tax expense from continuing operations

	2012
(In thousands)	Current	Deferred	Total
U.S. federal	$(319)	$(104,008)	$(104,327)
Foreign	2,544	(2,934)	(390)
State and local	7,274	(16,817)	(9,543)

	$9,499	$(123,759)	$(114,260)

	2011
	Current	Deferred	Total
U.S. federal	$2,103	$39,946	$42,049
Foreign	3,284	(3,984)	(700)
State and local	3,477	(914)	2,563

	$8,864	$35,048	$43,912

	2010
	Current	Deferred	Total
U.S. federal	$574	$8,446	$9,020
Foreign	1,847	259	2,106
State and local	4,069	(4,250)	(181)

	$6,490	$4,455	$10,945

Schedule of significant components of deferred tax balances

	December 31,
(In thousands)	2012	2011
Deferred tax assets (liabilities):
Current:
Prepaid expenses	$(15,812)	$(14,240)
Receivables allowances	13,365	13,343
Accrued insurance expenses	5,758	8,231
Current reserves	5,925	5,398
Accrued expenses and other	23,935	27,337
Net operating loss and tax credit carryforwards	74,328	50,540

Total current asset	107,499	90,609

Long-Term:
Intangible assets(1)	(937,746)	(1,061,604)
Accrued insurance expenses	3,735	4,640
Net operating loss and tax credit carryforwards	73,688	102,558
Other long-term obligations	(67,935)	(76,011)
Less valuation allowance	(6,013)	(6,276)

Total long-term liability	(934,271)	(1,036,693)

Net deferred tax liability	$(826,772)	$(946,084)

(1)
The deferred tax liability relates primarily to the difference in the tax versus book basis of intangible assets. The majority of this liability will not actually be paid unless certain business units of the Company are sold.